Related party transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Total compensation paid to key management	$ 400,129	$ 255,050	$ 952,713	$ 510,667
Share based payments	$ 0	$ 104,627	$ 182,040	$ 229,205